9 Related parties (Details Narrative) - Lease Agreements [Member] - BRL (R$) R$ in Thousands						12 Months Ended
	Oct. 30, 2019	Feb. 09, 2019	Sep. 06, 2018	Apr. 25, 2018	Jun. 21, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RVL Esteves Gestao Imobiliaria S.A. [Member]
Disclosure of transactions between related parties [line items]
Lease term		5 years
Renewal term		5 years
Lease expenses						R$ 10,417	R$ 9,655	R$ 9,264
RVL Esteves Gestao Imobiliaria S.A. [Member] | Instituto Tocantinense Presidente Antonio Carlos S.A. (ITPAC ) [Member]
Disclosure of transactions between related parties [line items]
Lease term			20 years		20 years
Renewal term			20 years		20 years
Percentage of revenue			7.50%
RVL Esteves Gestao Imobiliaria S.A. [Member] | Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. (IPTAN) [Member]
Disclosure of transactions between related parties [line items]
Lease term	20 years
Renewal term	20 years
Percentage of revenue	6.50%
Description of lease term	(i) up to June 2020, R$12 and (ii) after June 2020 and until March 2024, 6.5% of the monthly net revenue of IPTAN.
UNIVACO Patrimonial Ltda. [Member]
Disclosure of transactions between related parties [line items]
Lease term						20 years
Renewal term						20 years
Lease expenses						R$ 2,816	2,625	R$ 2,549
IESVAP Patrimonial Ltda. [Member]
Disclosure of transactions between related parties [line items]
Lease term				20 years
Renewal term				20 years
Percentage of revenue				7.50%
Description of lease term				The lease agreement is for an amount equal to 7.5% of the monthly net revenue of IESVAP during the prior fiscal year.
Lease expenses						R$ 2,609	R$ 1,274